Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Cost	$ 75,981,377
Fair Value	$ 67,564,711
% of Net Assets	96.42%
Automation Anywhere, Inc. [Member]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 2,609,219
Fair Value	$ 409,760
% of Net Assets	0.58%
Axiom Space, Inc. [Member] | Series C Preferred Stock [Member]
Initial Acquisition Date	Dec. 22, 2021
Cost	$ 3,179,754
Fair Value	$ 3,227,550
% of Net Assets	461.00%
Axiom Space, Inc. [Member] | Series C-1 Preferred Stock [Member]
Initial Acquisition Date	Jan. 18, 2023
Cost	$ 1,499,929
Fair Value	$ 1,331,850
% of Net Assets	1.90%
Boom Technology, Inc. [Member]
Initial Acquisition Date	Feb. 18, 2022
Cost	$ 2,000,000
Fair Value	$ 950,000
% of Net Assets	1.36%
Celadon Technology Fund VIII, LLC [Member] | Series B Preferred Stock [Member]
Initial Acquisition Date	Jun. 09, 2022
Cost	$ 618,618
Fair Value	$ 1,831,830
% of Net Assets	2.62%
CElegans Labs, Inc. [Member]
Initial Acquisition Date	Nov. 23, 2021
Cost	$ 2,999,977
Fair Value	$ 1,251,500
% of Net Assets	1.78%
Chime Financial Inc [Member] | Series A Preferred Stock [Member]
Initial Acquisition Date	Dec. 30, 2021
Cost	$ 5,150,748
Fair Value	$ 1,525,530
% of Net Assets	2.18%
ClassDojo Inc [Member]
Initial Acquisition Date	Nov. 19, 2021
Cost	$ 3,000,018
Fair Value	$ 1,592,040
% of Net Assets	2.27%
Discord, Inc. [Member]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 724,942
Fair Value	$ 244,438
% of Net Assets	0.35%
Discord, Inc. [Member] | Series G Preferred Stock [Member]
Initial Acquisition Date	Mar. 01, 2022
Cost	$ 889,055
Fair Value	$ 299,773
% of Net Assets	0.43%
DXYZ OAI I LLC [Member]
Initial Acquisition Date	Dec. 18, 2023
Cost	$ 2,010,008
Fair Value	$ 3,089,900
% of Net Assets	4.41%
DXYZ SpaceX I LLC [Member]
Initial Acquisition Date	Jun. 27, 2022
Cost	$ 10,009,990
Fair Value	$ 27,202,676
% of Net Assets	38.83%
Flexport, Inc. [Member]
Initial Acquisition Date	Mar. 29, 2022
Cost	$ 520,000
Fair Value	$ 72,800
% of Net Assets	0.10%
Fund FG-RTA [Member]
Initial Acquisition Date	Jan. 10, 2022
Cost	$ 3,478,813
Fair Value	$ 1,711,736
% of Net Assets	2.44%
Fund FG-TQY [Member]
Initial Acquisition Date	Feb. 15, 2022
Cost	$ 1,110,340
Fair Value	$ 308,000
% of Net Assets	0.44%
G Squared Special Situations Fund, LLC [Member] | Series H-1 Preferred Stock [Member]
Initial Acquisition Date	Mar. 02, 2022
Cost	$ 4,130,298
Fair Value	$ 1,324,477
% of Net Assets	1.89%
Impossible Foods, Inc. [Member] | Series A Preferred Stock [Member]
Initial Acquisition Date	Jun. 17, 2022
Cost	$ 1,272,986
Fair Value	$ 146,640
% of Net Assets	0.20%
Jeeves, Inc. [Member] | Series C Preferred Stock [Member]
Initial Acquisition Date	Apr. 05, 2022
Cost	$ 749,997
Fair Value	$ 449,290
% of Net Assets	0.63%
Khosla Ventures IFSPV II, LLC [Member]
Initial Acquisition Date	Nov. 04, 2021
Cost	$ 2,098,940
Fair Value	$ 233,444
% of Net Assets	0.33%
Klarna Bank AB [Member]
Initial Acquisition Date	Mar. 16, 2022
Cost	$ 4,657,660
Fair Value	$ 1,421,112
% of Net Assets	2.03%
MWAM VC SpaceX-II, LLC [Member]
Initial Acquisition Date	Jun. 08, 2022
Cost	$ 3,419,945
Fair Value	$ 8,094,402
% of Net Assets	11.56%
MWLSV Epic Games-II, LLC [Member]
Initial Acquisition Date	Dec. 31, 2021
Cost	$ 6,998,590
Fair Value	$ 2,244,445
% of Net Assets	3.20%
MW LSV Relativity Space, LLC [Member]
Initial Acquisition Date	Dec. 28, 2021
Cost	$ 1,659,996
Fair Value	$ 973,652
% of Net Assets	1.39%
Public Holdings, Inc. [Member]
Initial Acquisition Date	Jul. 22, 2021
Cost	$ 999,990
Fair Value	$ 260,553
% of Net Assets	0.37%
Revolut Group Holdings Ltd. [Member]
Initial Acquisition Date	Dec. 08, 2021
Cost	$ 5,275,185
Fair Value	$ 6,645,280
% of Net Assets	9.49%
Rhenium Bolt 2021, LLC [Member]
Initial Acquisition Date	Mar. 08, 2022
Cost	$ 1,916,383
Fair Value
% of Net Assets	0.00%
SuperHuman Labs, Inc. [Member]
Initial Acquisition Date	Jun. 25, 2021
Cost	$ 2,999,996
Fair Value	$ 722,033
% of Net Assets	1.03%